PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET
NOTE 4  -  PROPERTY AND EQUIPMENT, NET

Composition:

	December 31,
	2 0 2 0	2 0 1 9
Cost:
Office furniture and equipment	221	213
Laboratory equipment	1,163	759
Computers and auxiliary equipment	432	420
	1,816	1,392
Accumulated depreciation	993	852
Property and equipment, net	823	540

Depreciation expenses amounted to $148, $115 and $147 for the years ended December 31, 2020, 2019 and 2018, respectively.